February 4, 1998



   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549

        Re:  Prudent Bear Funds, Inc.
             File No. 33-98726 and 811-9120
             Rule 497(j) Certification

   Ladies and Gentlemen:

             The undersigned officer of Prudent Bear Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 3 to Form N-1A Registration Statement filed by the Company on January 27, 1998, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 3 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 27, 1998.

                                      Very truly yours,

                                      PRUDENT BEAR FUNDS, INC.



                                      By:  /s/  David W. Tice
                                           David W. Tice
                                           President